COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	12 Months Ended
Dec. 31, 2022
Composition Of Certain Financial Statement Items
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at December 31, 2022 and December 31, 2021:

	December 31, 2022			December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-	$2,192	(1,042)	$1,150
Machinery and equipment	118,855	(76,926)	41,929	108,330	(78,076)	30,254
Vehicles	42,507	(42,507)	-	42,507	(42,507)	-
Total fixed assets	$163,554	$(121,625)	$41,929	$153,029	$(121,625)	$31,404